Fair value of financial instruments - Recurring basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Warrant liabilities	$ 167	$ 361	$ 658
Total	167	361	658
Level 2
Fair value of financial instruments
Warrant liabilities	167	361	658
Total	$ 167	$ 361	$ 658